CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses
Wages and salaries	$ 187,600,163	$ 194,740,646	$ 195,162,903
Employee benefits	48,504,899	58,005,213	50,254,164
Severance benefits	3,238,966	6,987,184	5,535,410
Other personnel expenses	12,993,234	13,389,967	16,014,364
Total	$ 252,337,262	$ 273,123,010	$ 266,966,841